UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05240

Selected Capital Preservation Trust
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, LP
2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Name and address of agent for service)

Registrant's telephone number, including area code:  (520) 806-7600

Date of fiscal year end:        December 31
Date of reporting period:       March 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED CAPITAL PRESERVATION TRUST -
  SELECTED DAILY GOVERNMENT FUND
MARCH 31, 2005 (Unaudited)


Principal                                                                                                      Value
=======================================================================================================================
FANNIE MAE - (16.95%)
$    3,000,000      2.765%, 04/28/05 (b)............................................................... $     2,999,966
     2,000,000      1.40%, 05/03/05....................................................................       2,000,000
     3,000,000      2.455%, 07/06/05 (b)...............................................................       2,999,576
     1,500,000      1.60%, 07/08/05....................................................................       1,495,128
     3,000,000      2.75%, 07/26/05 (b)................................................................       2,999,808
       875,000      6.55%, 09/12/05....................................................................         888,060
     1,050,000      1.875%, 09/15/05...................................................................       1,044,140
     1,000,000      2.17%, 11/25/05....................................................................         992,263
       750,000      2.84%, 12/09/05 (b)................................................................         749,554
     1,769,000      6.00%, 12/15/05....................................................................       1,801,539
       750,000      2.93%, 12/19/05 (b)................................................................         749,519
                                                                                                        ---------------
                             Total FANNIE MAE - (identified cost $18,719,553)..........................      18,719,553
                                                                                                        ---------------
FEDERAL FARM CREDIT BANK - (3.00%)
       500,000      5.72%, 04/13/05....................................................................         500,548
     2,000,000      2.839%, 06/10/05 (b)...............................................................       2,000,000
       800,000      5.125%, 10/05/05...................................................................         807,531
                                                                                                        ---------------
                             Total Federal Farm Credit Bank - (identified cost $3,308,079).............       3,308,079
                                                                                                        ---------------
FEDERAL HOME LOAN BANK - (32.91%)
     1,000,000      1.625%, 04/15/05...................................................................         999,662
     2,000,000      2.08%, 04/15/05....................................................................       1,999,627
     1,000,000      4.625%, 04/15/05...................................................................       1,000,778
     1,000,000      2.77%, 04/25/05 (b)................................................................         999,996
     5,000,000      1.30%, 04/27/05....................................................................       5,000,000
     2,000,000      1.35%, 04/28/05....................................................................       1,998,188
       100,000      4.03%, 04/29/05....................................................................         100,114
     2,000,000      1.55%, 05/06/05....................................................................       2,000,000
     1,000,000      1.50%, 05/09/05....................................................................         998,832
     1,000,000      4.38%, 06/14/05....................................................................       1,003,304
     2,000,000      1.625%, 06/15/05...................................................................       1,995,779
     1,000,000      6.955%, 06/15/05...................................................................       1,008,642
     5,000,000      2.76%, 07/26/05 (b)................................................................       4,999,680
     3,150,000      2.631%, 08/02/05 (b)...............................................................       3,149,810
     2,000,000      3.25%, 08/15/05....................................................................       2,000,136
     3,555,000      1.50%, 08/19/05....................................................................       3,536,476
       100,000      6.05%, 09/08/05....................................................................         101,462
     3,000,000      2.72%, 09/16/05 (b)................................................................       2,999,474
       350,000      2.00%, 10/20/05....................................................................         347,451


SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED CAPITAL PRESERVATION TRUST -
  SELECTED DAILY GOVERNMENT FUND
MARCH 31, 2005 (Unaudited)


Principal                                                                                                      Value
=======================================================================================================================
FEDERAL HOME LOAN BANK - (Continued)
$      100,000      6.50%, 11/29/05.................................................................... $       102,098
                                                                                                        ---------------
                             Total Federal Home Loan Bank - (identified cost $36,341,509)..............      36,341,509
                                                                                                        ---------------
FREDDIE MAC - (9.81%)
       100,000      4.25%, 04/11/05....................................................................         100,045
     2,300,000      2.578%, 04/19/05...................................................................       2,297,035
     2,200,000      2.95%, 06/21/05....................................................................       2,185,398
     2,000,000      7.00%, 07/15/05....................................................................       2,022,439
       250,000      1.50%, 07/29/05....................................................................         248,952
     2,000,000      2.875%, 09/15/05...................................................................       1,996,372
     1,145,000      2.125%, 11/15/05...................................................................       1,136,738
        25,000      2.01%, 01/27/06....................................................................          24,781
       800,000      6.28%, 03/06/06....................................................................         820,848
                                                                                                        ---------------
                             Total FREDDIE MAC - (identified cost $10,832,608).........................      10,832,608
                                                                                                        ---------------

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED CAPITAL PRESERVATION TRUST -
  SELECTED DAILY GOVERNMENT FUND
MARCH 31, 2005 (Unaudited)


Principal                                                                                                      Value
=======================================================================================================================
REPURCHASE AGREEMENTS - (37.14%)

$    9,992,000      Banc of America Securities LLC Joint Repurchase Agreement, 2.89%,
                        04/01/05, dated 03/31/05, repurchase value of $9,992,802
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $10,191,840)................................................ $     9,992,000
     9,992,000      Morgan Stanley & Co. Inc. Joint Repurchase Agreement, 2.89%,
                        04/01/05, dated 03/31/05, repurchase value of $9,992,802
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $10,191,840)................................................       9,992,000
    11,102,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 2.91%,
                        04/01/05, dated 03/31/05, repurchase value of $11,102,897
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $11,324,040)................................................      11,102,000
     9,919,000      UBS Financial Services Inc. Joint Repurchase Agreement, 2.89%,
                        04/01/05, dated 03/31/05, repurchase value of $9,919,796
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $10,117,380)................................................       9,919,000
                                                                                                        ---------------
                            Total Repurchase Agreements - (identified cost $41,005,000)................      41,005,000
                                                                                                        ---------------

                        Total Investments - (99.81%) - (identified cost $110,206,749) - (a)............     110,206,749
                        Other Assets Less Liabilities - (0.19%)........................................         208,472
                                                                                                        ---------------
                             Net Assets - (100%)....................................................... $   110,415,221
                                                                                                        ===============

(a) Aggregate cost for Federal Income Tax purposes is $110,206,749.

(b) The interest rates on floating rate securities, shown as of March 31, 2005, may change daily or less frequently and are based on indices of market rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.


ITEM 2.  CONTROLS AND PROCEDURES

	 (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

	 (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

	 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED CAPITAL PRESERVATION TRUST

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  May 27, 2005

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  May 27, 2005